Provision Benefit for Income Taxes from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current provision (benefit)
Federal	$ (69)	$ (340)	$ (2,439)
State	63	16	46
Foreign	2
Deferred provision (benefit)
Federal	4,139	1,884	1,988
State
Tax expense (benefit) of equity adjustment for stock option exercises and restricted stock vesting	(4,227)	824	(605)
Valuation allowance	16,400
Other	258	127	106
Total income tax expense (benefit)	$ 16,566	$ 2,511	$ (904)